Segment Information - Reconciliation of Segment Operating Revenues and Earnings to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Revenue And Profit (Loss) From Segments To Consolidated
Net realized capital gains (losses), net of related revenue adjustments	$ (46.9)	$ (141.4)	$ (3.9)
Revenues from exited business	4,447.2
Total revenues	14,725.5	11,008.8	11,664.9
Pre-tax net realized capital gains (losses), as adjusted	(88.0)	(51.0)	(85.8)
Pre-tax income (loss) from exited business	4,297.1
Income (loss) before income taxes	5,840.8	1,686.8	1,227.5
Retirement and Income Solutions
Operating Revenue And Profit (Loss) From Segments To Consolidated
Inter-segment revenues	27.2	18.9	18.9
Operating Segments
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	10,325.2	11,150.2	11,668.8
Pre-tax operating earnings (losses)	1,569.5	1,713.5	1,293.9
Pre-tax income (loss) from exited business	4,297.1
Operating Segments | Retirement and Income Solutions
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	5,957.5	6,329.0	7,162.5
Pre-tax operating earnings (losses)	1,159.9	1,292.4	1,065.7
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Fee
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	2,236.2	2,141.7	1,808.8
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Spread
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	3,721.3	4,187.3	5,353.7
Operating Segments | U.S. Insurance Solutions
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	4,307.2	4,753.8	4,468.4
Pre-tax operating earnings (losses)	526.8	461.8	232.1
Operating Segments | U.S. Insurance Solutions | Specialty Benefits insurance
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	2,981.6	2,706.8	2,522.7
Operating Segments | U.S. Insurance Solutions | Individual Life insurance
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	1,325.9	2,047.1	1,945.8
Operating Segments | U.S. Insurance Solutions | Eliminations.
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	(0.3)	(0.1)	(0.1)
Operating Segments | Corporate
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	60.5	67.4	37.9
Pre-tax operating earnings (losses)	(117.2)	(40.7)	(3.9)
Reconciling Items
Operating Revenue And Profit (Loss) From Segments To Consolidated
Net realized capital gains (losses), net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Pre-tax net realized capital gains (losses), as adjusted	(88.0)	(51.0)	(85.8)
Pre-tax income (loss) from exited business	908.0
Earnings adjustments related to equity method investments and noncontrolling interest	$ 62.2	$ 24.3	$ 19.4